Senior Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Future Minimum Payments on Credit Facility	Future minimum principal payments on the credit facility at June 30, 2015 are as follows:
Years ending
June 30
2016	2,230,000
$2,230,000